Impairment of non-current assets	12 Months Ended
Dec. 31, 2021
Impairment of non-current assets
Impairment of non-current assets

18.         Impairment of non-current assets

As mentioned in Note 4.13, each year the Ecopetrol Business Group assesses whether there is an indication that an asset or cash–generating unit may be impaired or if impairment losses recognized in previous periods should be reversed (except for goodwill impairment losses).

The Impairment of non-current assets includes (tangible and intangible) property, plant and equipment and natural resources, investments in companies, goodwill and other non–current assets. The Ecopetrol Business Group is exposed to future risks derived mainly from variations in: (i) the estimate of future oil prices, (ii) refining margins and profitability, (iii) cost profile, (iv) investments and maintenance expenses, (v) amounts of recoverable reserves, (vi) market and country risk assessments reflected in the discount rate, and (vii) changes in domestic and international regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current assets can have a material impact on the recognition impairment losses or reversals (other than goodwill impairment losses) in the profit or loss. Highly sensitive significant estimates affecting each business segments, among others include: (i) in the exploration and production segment, variations of recoverable hydrocarbon estimates, changes in projected realization prices and the discount rate; (ii) in the refining segment, changes in finished products and crude oil prices, the discount rate, refining margins, changes in environmental regulations, cost structure and the level of capital expenditures; (iii) in the transport and logistics segment, changes in regulated tariffs and transported volumes, and (iv) in electric power transmission and toll roads concessions, internal and external factors that affect the recoverable value of the assets versus the book value of the assets.

As described in Note 2.8, the behavior of the prices of crude oil and products during the year 2021 showed a recovery versus the price levels generated in 2020 and 2019, a situation that has an impact in the parameters established for the calculation of the impairment.

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment or reversals for the years ended on December 31, 2021, 2020 and 2019:

Impairment (loss) reversal by segment	2021	2020	2019
Exploration and Production	438,020	(192,693)	(1,982,044)
Refining and Petrochemicals	(305,466)	(781,528)	452,163
Transport and Logistics	(165,901)	341,065	(232,556)
Electric power transmission and toll roads concessions	(4)	-	-
	(33,351)	(633,156)	(1,762,437)

Recognized in:
Property, plant, and equipment (Note 14)	(281,132)	(384,638)	(373,123)
Natural resources (Note 15)	364,127	(217,709)	(1,017,061)
Investment in joint ventures and associates (Note 13)	(84,502)	(66,512)	(318,820)
Right of use assets (Note 16)	(31,783)	35,874	(53,488)
Other non-current assets	(61)	(171)	55
	(33,351)	(633,156)	(1,762,437)

18.1       Exploration and production

The impairment reversal of assets of the Exploration and Production segment for the years ended December 31 of 2021, 2020 and 2019 is the following:

	2021	2020	2019
Oilfields	521,664	(123,652)	(1,663,082)
Investment in joint ventures	(83,644)	(69,041)	(318,962)
	438,020	(192,693)	(1,982,044)

18.1.1    Oilfields

In 2021, because of the new market variables, the incorporation of new reserves, price differentials versus the reference to Brent, available technical and operational information, there was a recovery of impairment recognized in previous years of the fields that operate in Colombia: Tibú, West B, South, Dina Cretaceous, Hobo and Underriver, La Hocha, Totare; and in fields operated abroad: K2. There also was an expense for impairment, mainly in the Oripaya, Arrayán and Boranda fields.

An impairment expense was recognized in the year 2020 because of the current economic context of the hydrocarbons sector, the behavior of market variables, price differentials versus the reference to Brent, technical and operational information available. This impairment was mainly recognized in fields that operate in Colombia: Occidente B, Sur, Teca, Tibú, La Hocha and Espinal, and in the field K2 abroad. In addition, a recovery was recognized in: Casabe, because of a significant increase in its reserves, as well as Provincia, Lisama and Orito.

In 2019, because of the current hydrocarbons sector’s economic context, the behavior of the market variables, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was an impairment loss in the oilfields that operate in Colombia mainly Tibú, Casabe, Provincia, Underriver, La Hocha y Andalucía and the oilfield operated abroad K2.

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2021, 2020 and 2019:

2021

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	11,216,641	17,575,851	499,599
Loss	239,046	136,698	(104,041)
Fields operated abroad
Reversal	1,142,593	1,306,219	126,106
			521,664

2020

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	24,845,238	61,224,928	1,019,395
Loss	2,439,799	1,423,561	(1,016,238)
Fields operated abroad
Loss	1,277,609	1,150,800	(126,809)
			(123,652)

2019

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,842,819	6,047,345	74,577
Loss	4,992,462	3,322,284	(1,673,258)
Fields operated abroad
Reversal	200,910	539,785	4,391
Loss	68,792	—	(68,792)
			(1,663,082)

The grouping of assets to determine the CGUs is consistent as compared to the prior periods.

The assumptions used to determine the recoverable amount include the following:

–

The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Ecopetrol Business Group’s management, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.

–	Balance of oil and gas reserves, in addition to proven reserves; probable and possible reserves were also considered (See Note 34), adjusted by different risk factors.
–	The real discount rate (after tax) determined as the average weighted cost of capital (WACC) and it corresponds to 4.94% (2020 – 3.67% and 2019–6.31%).
–

Oil price – Brent: the forecasts include USD$75.72/barrel for the first year, USD$62.60/barrel for the medium term and USD$61.89/barrel for the long term. In 2020, the assumptions taken USD$46.36/barrel for the first year, USD$57.00/barrel for the medium term and USD$67.77/barrel as of the year 2030. International oil price projections were carried out by an independent agency specializing in oil and gas, considering the current scenarios of oil quota agreements of the OPEC (Organization of Petroleum Exporting Countries) and the impact of the changes in specifications issued by the international agreement to prevent pollution by ships (Marpol) as of the year 2020 on crude and fuels with high sulfur content.

18.1.2    Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. Ecopetrol evaluates if there is any objective evidence that indicate that the fair value of such investments has deteriorated in the period, especially those for which goodwill has been recorded.

As a result, Ecopetrol recognized an (impairment loss) or reversal of impairment on the carrying value as of December 31, as follows:

	2021	2020	2019
Equion Energía Limited	(83,644)	7,928	(134,753)
Offshore International Group	—	(76,969)	(184,209)
	(83,644)	(69,041)	(318,962)

In 2021, an impairment expense was recognized on the investment in Equion, mainly from the consideration of the fair value of the sale transaction of the El Morro Araguaney Pipeline.

There was a recovery in 2020 on the investment in Equion mainly originated by the update of the transport rates through pipelines where Ecopetrol has a shareholding, and an impairment loss was recorded on the investment in Offshore International Group considering the fair value of the sale transaction. The significant assumptions used to determine the recoverable amount of these investments are consistent with those described in the previous section, except for the use of a discount rate in real terms in 2020 for Offshore International Group of 5.79% (2019 – 8.50%).

In 2019, an impairment loss for both. Offshore International Group and Equion Energía Limited was recorded, due to current market variables, decreasing international crude oil prices, conservative position over projects and increasing costs.

18.2       Refining and Petrochemical

	2021	2020	2019
Refinería de Cartagena	34,650	(440,525)	911,597
Bioenergy	—	—	(234,340)
Invercolsa S.A.	(97)	(3)	—
Refinería de Barrancabermeja (projects)	(340,019)	(341,000)	(225,094)
	(305,466)	(781,528)	452,163

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2021, 2020 and 2019:

2021

			Impairment
	Carrying	Recoverable	reversal
Cash–generating units	amount	amount	(loss)
Refinería de Cartagena	26,808,008	26,842,658	34,650
Invercolsa S.A.	292	195	(97)
Refinería de Barrancabermeja (projects)	340,019	—	(340,019)
			(305,466)

2020

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena	24,041,174	23,600,649	(440,525)
Invercolsa S.A.	276	273	(3)
Refinería de Barrancabermeja (projects)	676,334	335,334	(341,000)
			(781,528)

2019

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena	22,292,788	23,204,385	911,597
Bioenergy	575,331	340,991	(234,340)
Refinería de Barrancabermeja (projects)	901,517	676,423	(225,094)
			452,163

The grouping of assets to determine the CGUs is consistent with prior periods.

18.2.1    Refinería de Cartagena

The recoverable amount of the Refinería de Cartagena was calculated based on its fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Ecopetrol Business Group’s management, which are developed based on market prices provided by a third-party expert, which considers long–term macroeconomic variables and fundamental supply and demand assumptions for crude oil and refined products. The fair value hierarchy is 3.

The significant assumptions to determine the recoverable amount included: (i) a gross refining margin determined by crude oil feedstock and products price outlook provided by an independent third-party expert; (ii) a real discount rate (after tax) of 5.3% (2020-5.1% and

2019–6.2%), determined under WACC methodology; (iii) current conditions or benefits, or similar, as an industrial user of goods and services of the free trade zone and during the validity of the license; (iv) level of costs and long–term operating expenses in line with international refinery standards of similar configuration and conversion capacity; (v) refinery throughput and production; and (vi) level of continued investment.

It is important to mention that the refining business is highly sensitive to the volatility of the margins and the macroeconomic variables implicit in the determination of the discount rate, therefore, any change in these assumptions could potentially result in significant variations in the determination of impairment losses or reversal amounts.

The impairment expense for 2020 was mainly derived from lower refining margins associated with external factors associated with the COVID-19 pandemic. On the other hand, management endured operational improvements that compensate to a certain extent for the effects of macroeconomic variables.

The reversal of impairment recorded for 2019, is mainly related to macroeconomic assumptions changes which decreased the discount rate used to value the assets; this is explained by the decreasing risk and the Company's cost of the debt. Together, operational management and financial results allowed the support of operational improvements included in the forecast that compensate in some measure the effects related to the impact that the MARPOL regulation will have on the margins' forecast of refined products and the crude oil basket price discounts. The results of 2019 were impacted by a higher knowledge of the Refinery capabilities and efficient operational management.

18.2.2    Bioenergy

Starting June 24, 2020, Bioenergy entered the mandatory liquidation process. Therefore, as of this date Ecopetrol Business Group does not have control over Bioenergy and it is no longer a part of the consolidated figures.

An impairment expense was recorded in 2019 in the amount of $234,340. This value was mainly generated by changes in operating variables, changes in the projection of operating flows and the need for greater resources, mainly due to the results of the renewal of older cane plantations.

The recoverable amount of Bioenergy for 2019 was calculated based on the fair value less the costs of disposal level, which is greater than the value in use and corresponds to the future cash flows discounted after taxes on profit. The fair value hierarchy is 3.

The significant assumptions used to determine the recoverable amount included: (a) forecast of ethanol prices based on projections made by Ecopetrol Business Group specialists and (b) a 6.03% discount rate in real terms  determined under the WACC methodology.

18.2.3    Refinería de Barrancabermeja

As of December 31, 2021, because an update analysis for the Barrancabermeja Refinery Modernization Project, an impairment expense of $340,019 was recognized, produced mainly by engineering work executed according to the evaluations and the context of the industry during the year.

An impairment expense of COP$341,000 was recognized as of December 31, 2020, as a result of the update of the analysis for the Barrancabermeja Refinery Modernization Project, in relation to engineering work based on the evaluations carried out and the current context of the industry.

During 2019, a loss of COP$225,094 was recorded, primarily related to engineered works for the integral development of the Refinería de Barrancabermeja Modernization Project, mainly due to the advance in the technical analysis of options to the eventual improvement of the conversion of the Refinery.

18.3       Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable value included: i) the tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulation Commission - CREG, ii) the actual discount rate used in the valuation was 2.95% (2020 – 3.17% and 2019 - 4.88%) and iii) transport volume projections based on the financial plan and the long-term volumetric transport program.

In 2021, an impairment expense was recognized for the Southern Cash Generating Unit, the estimate of the impaired value was $160,653, corresponding to the total value of the asset. In addition, an impairment of $2,845 was established for the Yaguará-Tenay system, which corresponds to 39% of the value of the asset. Finally, the segment recognized an additional impairment of $2,545 as a result of the sale of a turbo-generator during the year and a recovery in other non-current assets of $142. The recognition of impairment is due to volumetric variation and rates.

In 2020, Cenit recognized an impairment recovery of COP$341,065, related to the South CGU, which includes Tumaco Port and the TransAndino Pipeline (OTA, by its acronym in Spanish) and the North CGU, which includes the section Banadia - Ayacucho, and it is part of the Caño Limón Pipeline, due to volumetric recovery and changes in tariffs. The fair value of these CGUs is COP$7,049,007 and their book value is COP$2,153,631.

In 2019, we recorded an impairment loss of COP$232,556, mainly related to the cash-generating unit of the South COP$106,983, by Puerto de Tumaco and the TransAndino Pipeline (OTA), which means an impairment loss of 100% of the book value; and the cash-generating unit of the North COP$125,140; both include the right-of-use assets. This impairment loss was generated mainly by decreased volume transport to determine the income forecast and the lower efficiency costs.